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                                                                   THE HARTFORD



January 30, 2004


Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re:  Hartford Life and Annuity Insurance Company
     Separate Account Seven ("Registrant")
     Hartford Leaders Edge (Series II & IIR)
     File No. 333-101943

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

     1. The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

     2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on December 31, 2003.

If you should have any questions, please feel free to contact me at
(860) 843-3991.

Very truly yours,

/s/ Lynn Higgins

Lynn Higgins
Senior Legal Assistant

Enclosure